ACQUISITION OF REVERA INC. (Schedule of Expected Annual Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Expected annual amortization expenses
Net book value	$ 12,800	$ 15,361
Revera Inc [Member]
Expected annual amortization expenses
2018	2,614
2019	2,625
2020	2,503
2021 and thereafter	5,058
Net book value	$ 12,800	$ 15,361